Intangible Assets and Goodwill (Tables) (LendingClub Corp) - LendingClub Corp [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Intangible Assets

Intangible assets consist of the following:

December 31, 2016	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	$39,500	$(13,329)	$26,171
Technology	400	(360)	40
Brand name	300	(300)	—
Total intangible assets	$40,200	$(13,989)	$26,211

December 31, 2015	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	$39,500	$(8,702)	$30,798
Technology	400	(227)	173
Brand name	300	(300)	—
Total intangible assets	$40,200	$(9,229)	$30,971

Schedule of Expected Future Amortization Expense for Intangible Assets	The expected future amortization expense for intangible assets as of December 31, 2016, is as follows:
2017	$4,287
2018	3,872
2019	3,498
2020	3,122
2021	2,746
Thereafter	8,686
Total	$26,211

Schedule of Goodwill

Goodwill consists of the following:

Balance at December 31, 2014	$72,592
Other changes in goodwill	91
Balance at December 31, 2015	72,683
Goodwill impairment	(37,050)
Balance at December 31, 2016	$35,633